CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 483	$ 755
Restricted cash	232	155
Marketable securities	24	598
Accounts receivables, net	720	828
Amount due from related party	185	140
Other current assets	323	407
Total current assets	1,967	2,883
Non-current assets
Investment in associated companies	721	205
Newbuildings	2,531	1,247
Drilling units	11,223	10,795
Goodwill	1,320	1,676
Other intangible assets	0	57
Restricted cash	250	305
Deferred tax assets	33	30
Equipment	25	158
Other non-current assets	234	141
Total non-current assets	16,337	14,614
Total assets	18,304	17,497
Current liabilities
Current portion of long-term debt	1,419	981
Trade accounts payable	38	95
Other current liabilities	1,314	1,438
Total current liabilities	2,771	2,514
Non-current liabilities
Long-term interest bearing debt	8,574	8,176
Long-term debt due to related parties	435	435
Deferred taxes	34	181
Other non-current liabilities	188	254
Total non-current liabilities	9,231	9,046
Commitments and contingencies
Shareholders' equity
Common shares of par value US$2.00 per share: 800,000,000 shares authorized 467,772,174 outstanding at December 31, 2011 (December, 31 2010: 443,125,691)	935	886
Additional paid in capital	2,097	1,217
Contributed surplus	1,956	1,956
Accumulated other comprehensive (loss)/ income	(5)	323
Accumulated earnings	994	1,016
Non-controlling interest	325	539
Total shareholders' equity	6,302	5,937
Total liabilities and shareholders' equity	$ 18,304	$ 17,497